Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (4.2%)
	CSL Ltd.	610,133	128,830
	Sonic Healthcare Ltd.	612,720	13,723
	Northern Star Resources Ltd.	1,468,870	13,088
	Computershare Ltd. (XASX)	724,841	12,208
	carsales.com Ltd.	442,197	7,159
	Washington H Soul Pattinson & Co. Ltd.	312,024	6,355
	Steadfast Group Ltd.	1,302,956	4,841
	Altium Ltd.	154,931	4,289
	Technology One Ltd.	350,779	3,627
	AUB Group Ltd.	116,781	1,956
	Brickworks Ltd.	109,530	1,845
	Collins Foods Ltd.	128,228	732
	Dicker Data Ltd.	76,650	579
			199,232
Belgium (0.4%)
	UCB SA	162,261	13,322
	Sofina SA	20,981	4,985
			18,307
Brazil (0.1%)
	Raia Drogasil SA	1,346,864	6,588
Canada (16.6%)
	Toronto-Dominion Bank	2,293,080	158,657
	Canadian National Railway Co.	769,683	91,618
	Canadian Natural Resources Ltd.	1,400,427	85,959
*	Brookfield Corp. Class A	1,807,527	67,245
	Alimentation Couche-Tard Inc.	987,417	45,091
	Franco-Nevada Corp.	242,175	35,523
	Agnico Eagle Mines Ltd.	575,678	32,510
	Intact Financial Corp.	221,308	32,106
[1]	Fortis Inc. (XTSE)	604,368	24,832
	Magna International Inc.	337,038	21,881
	Dollarama Inc.	363,848	21,759
	Loblaw Cos. Ltd.	193,627	17,346
	Metro Inc.	300,936	16,334
*	Brookfield Asset Management Ltd. Class A	453,115	14,793
	Imperial Oil Ltd.	221,947	12,130
	Open Text Corp.	343,767	11,531
	TFI International Inc.	99,183	11,047
	George Weston Ltd.	82,994	10,677
	CCL Industries Inc. Class B	183,272	8,572
	Ritchie Bros Auctioneers Inc.	139,905	8,460

		Shares	Market Value ($000)
	Saputo Inc.	306,654	8,454
[1]	Canadian Tire Corp. Ltd. Class A	70,002	8,323
	Toromont Industries Ltd.	103,664	8,281
	Stantec Inc.	139,619	7,278
	Empire Co. Ltd. Class A	205,629	5,918
	Finning International Inc.	194,595	5,490
	Parkland Corp.	221,572	5,206
	Boyd Group Services Inc.	26,998	4,129
	Premium Brands Holdings Corp. Class A	48,494	3,391
	Canadian Western Bank	126,469	2,673
	Stella-Jones Inc.	66,355	2,415
	Maple Leaf Foods Inc.	94,621	1,799
	goeasy Ltd.	17,050	1,590
	Enghouse Systems Ltd.	53,127	1,578
[1]	Cogeco Communications Inc.	24,870	1,285
	Savaria Corp.	60,349	675
	Cogeco Inc.	13,717	611
	Adentra Inc.	24,070	583
			797,750
China (5.0%)
	Tencent Holdings Ltd.	3,999,724	194,902
	Shenzhou International Group Holdings Ltd.	1,015,400	12,788
	CSPC Pharmaceutical Group Ltd.	10,634,000	12,125
*,2,3	Meituan Class B	384,322	8,592
	China Tourism Group Duty Free Corp. Ltd. Class A	193,955	6,141
	China Resources Gas Group Ltd.	1,144,800	4,814
	Angel Yeast Co. Ltd. Class A	100,100	618
			239,980
Colombia (0.1%)
	Grupo Nutresa SA	137,481	1,349
	Grupo de Inversiones Suramericana SA	120,084	1,052
	Grupo Argos SA	419,763	842
	Grupo De Inversiones Suramericana SA Preference Shares	109,507	288
			3,531
Denmark (6.6%)
	Novo Nordisk A/S Class B	1,877,574	259,837
	DSV A/S	242,468	40,112
	Coloplast A/S Class B	151,134	18,247
			318,196
Finland (0.1%)
	Huhtamaki OYJ	123,729	4,628
	Revenio Group OYJ	31,607	1,292
			5,920
France (5.4%)
	Sanofi	1,458,469	142,820
	Schneider Electric SE	722,515	117,203
	Pharmagest Interactive	6,816	550
			260,573
Germany (5.2%)
	SAP SE	1,383,117	163,955
	Symrise AG Class A	167,477	17,804
	Fresenius SE & Co. KGaA	528,654	15,321
	Brenntag SE	195,326	14,581
	Fresenius Medical Care AG & Co. KGaA	225,541	8,470
	LEG Immobilien SE (XETR)	81,963	6,407
	Bechtle AG	107,629	4,536

		Shares	Market Value ($000)
	Nemetschek SE	73,212	3,914
	Encavis AG	152,955	2,964
	FUCHS PETROLUB SE Preference Shares	69,515	2,773
	Gerresheimer AG	35,628	2,635
	FUCHS PETROLUB SE	62,216	2,059
	Atoss Software AG	5,684	1,006
	STRATEC SE	9,077	827
	Cewe Stiftung & Co. KGaA	7,218	715
	MBB SE	2,708	260
			248,227
Hong Kong (4.5%)
	AIA Group Ltd.	14,953,160	169,085
	Techtronic Industries Co. Ltd.	2,331,064	30,052
	Hong Kong & China Gas Co. Ltd.	14,029,145	14,085
	SUNeVision Holdings Ltd.	735,000	426
			213,648
India (6.1%)
	Reliance Industries Ltd.	4,349,134	125,461
	Infosys Ltd. ADR	3,210,231	60,352
	Hindustan Unilever Ltd.	1,126,032	35,527
	Infosys Ltd.	1,469,181	27,672
	Asian Paints Ltd.	566,030	18,902
	Pidilite Industries Ltd.	190,461	5,314
	Persistent Systems Ltd.	65,091	3,755
	Tata Elxsi Ltd.	43,930	3,583
	Astral Ltd. (XNSE)	110,143	2,771
	Sundaram Finance Ltd.	83,386	2,315
	Berger Paints India Ltd.	300,110	2,019
	LIC Housing Finance Ltd.	380,729	1,873
*	KEI Industries Ltd.	68,798	1,363
	CRISIL Ltd.	29,723	1,145
	KEC International Ltd.	157,707	878
	Balaji Amines Ltd.	12,732	373
	Caplin Point Laboratories Ltd.	30,899	262
*	Yes Bank Ltd.	545,158	115
	Relaxo Footwears Ltd.	36	—
			293,680
Indonesia (0.8%)
	Bank Central Asia Tbk PT	70,063,900	39,762
Ireland (0.4%)
	Kerry Group plc Class A	197,509	18,507
Israel (0.0%)
	Matrix IT Ltd.	42,245	894
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	130,439	5,714
	Interpump Group SpA	105,650	5,510
	DiaSorin SpA	33,837	4,405
	Reply SpA	29,409	3,817
			19,446
Japan (15.2%)
	Shin-Etsu Chemical Co. Ltd.	526,244	77,581
	Tokio Marine Holdings Inc.	2,577,700	53,989
	Seven & i Holdings Co. Ltd.	1,008,500	47,614
	Murata Manufacturing Co. Ltd.	809,100	46,232
	Nippon Telegraph & Telephone Corp.	1,511,600	45,326

	Shares	Market Value ($000)
Astellas Pharma Inc.	2,323,300	34,199
Terumo Corp.	962,976	28,033
Kao Corp.	593,100	23,974
Aeon Co. Ltd.	1,102,000	22,593
Unicharm Corp.	554,880	21,166
Asahi Group Holdings Ltd.	640,343	21,146
Shionogi & Co. Ltd.	359,100	17,113
Sekisui House Ltd.	865,100	16,350
M3 Inc.	542,860	14,843
Nitori Holdings Co. Ltd.	111,101	14,705
Yakult Honsha Co. Ltd.	204,800	14,620
Obic Co. Ltd.	86,100	13,804
Nomura Research Institute Ltd.	563,300	13,523
Nitto Denko Corp.	194,400	12,566
Pan Pacific International Holdings Corp.	671,164	12,412
Nissan Chemical Corp.	175,432	8,282
TIS Inc.	286,760	8,269
Chiba Bank Ltd.	937,800	7,096
Hulic Co. Ltd.	774,175	6,364
Kurita Water Industries Ltd.	134,100	6,064
Kobayashi Pharmaceutical Co. Ltd.	77,300	5,550
GMO Payment Gateway Inc.	56,100	5,191
MonotaRO Co. Ltd.	313,367	4,747
Azbil Corp.	159,140	4,487
Nippon Sanso Holdings Corp.	266,000	4,339
Nisshin Seifun Group Inc.	333,400	4,176
Rinnai Corp.	48,884	3,858
Hikari Tsushin Inc.	25,000	3,568
Goldwin Inc.	46,000	3,504
Open House Co. Ltd.	92,600	3,503
Tokyo Tatemono Co. Ltd.	270,400	3,352
Nomura Real Estate Holdings Inc.	149,080	3,286
Alfresa Holdings Corp.	259,200	3,244
SCSK Corp.	198,000	3,225
Itochu Techno-Solutions Corp.	120,103	2,973
Welcia Holdings Co. Ltd.	129,300	2,890
Zenkoku Hosho Co. Ltd.	72,900	2,839
SHO-BOND Holdings Co. Ltd.	65,784	2,807
Oracle Corp. Japan	40,800	2,795
Sundrug Co. Ltd.	89,324	2,527
EXEO Group Inc.	135,400	2,462
Tokyo Century Corp.	64,500	2,268
Fujitsu General Ltd.	79,000	2,233
Aica Kogyo Co. Ltd.	91,600	2,215
Takara Holdings Inc.	254,400	2,067
Fuyo General Lease Co. Ltd.	27,400	1,883
COMSYS Holdings Corp.	97,300	1,856
NSD Co. Ltd.	93,600	1,682
TS Tech Co. Ltd.	133,000	1,657
Benefit One Inc.	100,200	1,654
Japan Material Co. Ltd.	87,700	1,645
Yaoko Co. Ltd.	31,300	1,634
Nichias Corp.	83,100	1,609
Mani Inc.	106,800	1,562
DTS Corp.	57,000	1,398
Seria Co. Ltd.	63,112	1,387
Funai Soken Holdings Inc.	62,300	1,348
PALTAC Corp.	36,454	1,320

	Shares	Market Value ($000)
Maruwa Co. Ltd.	9,800	1,253
Workman Co. Ltd.	28,526	1,163
Shoei Co. Ltd.	29,800	1,147
Mizuho Leasing Co. Ltd.	42,200	1,120
Tokyo Steel Manufacturing Co. Ltd.	101,100	1,100
TKC Corp.	38,300	1,091
Raito Kogyo Co. Ltd.	70,600	1,048
Kissei Pharmaceutical Co. Ltd.	52,200	1,028
Valor Holdings Co. Ltd.	70,212	1,012
Information Services International-Dentsu Ltd.	29,300	971
Riken Keiki Co. Ltd.	27,000	963
Takeuchi Manufacturing Co. Ltd.	43,200	956
Nojima Corp.	85,000	912
Ai Holdings Corp.	53,970	912
Noevir Holdings Co. Ltd.	19,800	872
Create SD Holdings Co. Ltd.	31,500	857
Future Corp.	64,247	837
Kohnan Shoji Co. Ltd.	31,400	809
Sekisui Jushi Corp.	53,100	806
Hogy Medical Co. Ltd.	31,000	805
JCU Corp.	32,100	796
Elecom Co. Ltd.	72,832	764
eGuarantee Inc.	40,200	750
Okinawa Cellular Telephone Co.	29,300	709
Intage Holdings Inc.	55,500	669
Kameda Seika Co. Ltd.	19,400	656
Eizo Corp.	23,400	654
Tri Chemical Laboratories Inc.	35,200	639
Yellow Hat Ltd.	46,000	631
Mitsubishi Research Institute Inc.	15,800	615
MCJ Co. Ltd.	76,700	597
Keihanshin Building Co. Ltd.	56,600	596
Aeon Delight Co. Ltd.	23,500	558
Sanyo Chemical Industries Ltd.	16,600	541
Shizuoka Gas Co. Ltd.	56,900	499
S Foods Inc.	21,400	489
FULLCAST Holdings Co. Ltd.	22,400	487
Siix Corp.	44,000	475
Nippon Parking Development Co. Ltd.	237,300	472
Osaka Organic Chemical Industry Ltd.	28,500	470
Ricoh Leasing Co. Ltd.	15,500	463
Retail Partners Co. Ltd.	41,900	441
Tsurumi Manufacturing Co. Ltd.	25,500	394
G-Tekt Corp.	32,000	380
Mimasu Semiconductor Industry Co. Ltd.	18,400	365
Fujicco Co. Ltd.	24,600	358
Matsuda Sangyo Co. Ltd.	19,600	357
G-7 Holdings Inc.	26,900	333
Value HR Co. Ltd.	22,500	300
MarkLines Co. Ltd.	14,100	291
Sinko Industries Ltd.	24,000	289
Elan Corp.	36,800	286
Fukui Computer Holdings Inc.	12,300	284
Aoyama Zaisan Networks Co. Ltd.	27,800	246
Cresco Ltd.	16,100	227
E-Guardian Inc.	10,400	219
Creek & River Co. Ltd.	12,200	206
Digital Hearts Holdings Co. Ltd.	13,600	202

		Shares	Market Value ($000)
	Aval Data Corp.	5,600	183
	CTS Co. Ltd.	29,300	182
	WDB Holdings Co. Ltd.	10,000	165
	Furukawa Battery Co. Ltd.	18,100	150
	Takara Bio Inc.	11,000	146
	Japan Best Rescue System Co. Ltd.	20,000	126
	ULS Group Inc.	3,700	108
	Densan System Holdings Co. Ltd.	5,500	92
	Ad-sol Nissin Corp.	7,800	83
			731,210
Mexico (0.6%)
	America Movil SAB de CV Series L	24,221,956	25,314
	Grupo Elektra SAB de CV	74,565	4,103
*	Sitios Latinoamerica SAB de CV	1,867,476	864
			30,281
Netherlands (0.7%)
	Wolters Kluwer NV	326,306	35,575
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	735,663	12,073
Norway (0.2%)
*	TOMRA Systems ASA	295,051	5,208
	Borregaard ASA	126,982	1,958
			7,166
South Korea (0.7%)
	NAVER Corp.	188,818	31,368
	LEENO Industrial Inc.	10,984	1,533
	AfreecaTV Co. Ltd.	11,496	747
	Interojo Co. Ltd.	13,590	337
	DI Dong Il Corp.	17,031	225
	Hanyang Eng Co. Ltd.	16,670	196
	JW Pharmaceutical Corp.	5,924	97
			34,503
Sweden (1.9%)
	Hexagon AB Class B	2,699,136	30,942
	Assa Abloy AB Class B	1,259,375	29,666
	Nibe Industrier AB Class B	1,938,444	20,943
	AAK AB	229,580	3,963
*	Wihlborgs Fastigheter AB	374,008	3,079
	Fabege AB	243,168	2,298
	Atrium Ljungberg AB Class B	75,223	1,345
	Svolder AB	129,717	841
			93,077
Switzerland (16.0%)
	Novartis AG (Registered)	2,386,078	215,723
	Nestle SA (Registered)	1,550,170	189,135
	Roche Holding AG	495,974	154,828
	Sika AG (Registered)	194,874	55,373
	Givaudan SA (Registered)	10,074	32,662
	Partners Group Holding AG	28,956	27,169
	Geberit AG (Registered)	45,689	25,996
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,447	15,892
	Chocoladefabriken Lindt & Spruengli AG (Registered)	121	13,620
	Logitech International SA (Registered)	218,420	12,781
	Roche Holding AG (Bearer)	19,301	7,065
	EMS-Chemie Holding AG (Registered)	8,702	6,487

		Shares	Market Value ($000)
	Temenos AG (Registered)	71,202	5,083
	DKSH Holding AG	44,837	3,820
	Interroll Holding AG (Registered)	958	2,984
	ALSO Holding AG (Registered)	8,480	1,727
	Orior AG	8,619	714
			771,059
Taiwan (0.5%)
	Chailease Holding Co. Ltd.	1,871,582	14,104
	Advantech Co. Ltd.	549,000	6,278
	ASPEED Technology Inc.	37,104	2,628
	Sinbon Electronics Co. Ltd.	265,000	2,546
			25,556
United Kingdom (7.4%)
	Diageo plc	2,950,367	129,008
	RELX plc	2,505,506	74,436
	Ashtead Group plc	569,431	37,508
	Bunzl plc	426,708	15,665
	Croda International plc	181,227	15,447
	Smurfit Kappa Group plc (XDUB)	331,899	13,935
	Sage Group plc	1,401,754	13,468
	Spirax-Sarco Engineering plc	93,875	13,409
	Halma plc	483,594	12,875
	DCC plc	133,059	7,579
	Spectris plc	140,991	5,590
	Diploma plc	157,729	5,336
	Dechra Pharmaceuticals plc	115,534	4,097
	Genus plc	87,607	3,142
	Cranswick plc	72,622	2,857
	Clarkson plc	36,226	1,374
	Hilton Food Group plc	105,734	866
	Sirius Real Estate Ltd.	622,057	649
	Avon Protection plc	39,589	494
			357,735
Total Common Stocks (Cost $4,617,146)			4,782,476
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.437% (Cost $21,842)	218,443	21,842
Total Investments (99.9%) (Cost $4,638,988)			4,804,318
Other Assets and Liabilities—Net (0.1%)			6,156
Net Assets (100%)			4,810,474
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,692,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $8,592,000, representing 0.2% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $10,087,000 was received for securities on loan.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	14	2,863	96
Euro Stoxx 50 Index	March 2023	221	10,021	610
MSCI Emerging Markets Index	March 2023	133	6,947	391
Topix Index	March 2023	47	7,133	134
				1,231

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	3/15/23	EUR	7,727	USD	8,185	238	—
Bank of America, N.A.	3/15/23	GBP	1,984	USD	2,461	—	(13)
Barclays Bank plc	3/15/23	INR	242,527	USD	2,923	30	—
Bank of Montreal	3/15/23	JPY	444,443	USD	3,442	—	(6)
Bank of America, N.A.	3/15/23	JPY	394,958	USD	2,943	110	—
State Street Bank & Trust Co.	3/15/23	USD	10,143	CHF	9,408	—	(182)
Bank of America, N.A.	3/15/23	USD	2,271	GBP	1,846	—	(7)
Barclays Bank plc	3/15/23	USD	2,710	INR	221,535	13	—
						391	(208)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	838,150	—	—	838,150
Common Stocks—Other	60,352	3,883,974	—	3,944,326
Temporary Cash Investments	21,842	—	—	21,842
Total	920,344	3,883,974	—	4,804,318
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,231	—	—	1,231
Forward Currency Contracts	—	391	—	391
Total	1,231	391	—	1,622
Liabilities
Forward Currency Contracts	—	208	—	208
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.